SPDR® Series Trust

One Lincoln Street

Boston, MA 0211

February 4, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:     Office of Filings, Information & Consumer Service

RE:	SPDR Series Trust

File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-referenced Trust does not differ from the documents contained in Post-Effective Amendment No. 129 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on February 3, 2015 (Accession # 0001193125-15-031681).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-2532.

Sincerely,

/s/ Christopher A. Madden
Christopher A. Madden
Secretary